Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of weighted average basis
Three Months Ended March 31, 2021
Risk-free interest rate	1.05%
Expected term (in years)	6.0
Expected volatility	76.0%
Expected dividend yield	—%

	Year Ended December 31,
	2020	2019
Risk-free interest rate	1.0%	2.2%
Expected term (in years)	6.0	6.0
Expected volatility	67.8%	64.0%
Expected dividend yield	—%	—%

Schedule of stock options activity
	Options	Weighted average exercise price	Weighted average contract life	Aggregate Intrinsic Value
Balance at January 1, 2021	22,336,005	$1.24	7.3	$100,633
Granted	511,102	7.84
Exercised	—	—
Forfeited	(31,464)	2.65
Outstanding at March 31, 2021	22,815,643	$1.39	7.1	$126,186
Vested and expected to vest March 31, 2021	22,815,643	$1.39	7.1	$126,186
Exercisable at March 31, 2021	17,634,733	$0.89	6.6	$105,904

	Options	Weighted average exercise price	Weighted average contract life	Aggregate Intrinsic Value
Balance at December 31, 2018	21,104,193	$0.97	8.7	$42,316
Granted	128,909	2.98
Exercised	(137,044)	0.56
Forfeited	(2,940,604)	2.50
Balance at December 31,2019	18,155,454	$0.75	7.6	$40,572
Granted	6,065,714	2.84
Exercised	(140,996)	2.98
Forfeited	(1,744,167)	1.67
Outstanding at December 31, 2020	22,336,005	$1.24	7.3	$100,633
Vested and expected to vest December 31, 2020	22,336,005	$1.24	7.3	$100,633
Exercisable at December 31, 2020	16,153,180	$0.79	6.7	$80,155

Schedule of stock-based compensation expense
	Three Months Ended March 31,
	2021	2020
Cost of goods sold	$16	$24
Research and development	347	176
Selling, general and administrative	646	628
	$1,009	$828

	Year Ended December 31,
	2020	2019
Cost of goods sold	$70	$29
Research and development	1,384	670
Selling, general and administrative	2,917	2,969
	$4,371	$3,668